Stock-Based Compensation (Details) - Schedule of Information Related to Stock Options - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Summary of Information Related to Stock Options [Abstract]
Stock options, Outstanding as of Begining balance	861,309
Weighted Average Exercise Price, Outstanding as of Begining balance	$ 0.49
Intrinsic Value, Outstanding as of Begining balance
Stock options, Granted	765,477
Weighted Average Exercise Price, Granted	$ 0.75
Stock options, Exercised
Weighted Average Exercise Price, Exercised
Stock options, Forfeited	(31,985)
Weighted Average Exercise Price, Forfeited	$ 0.49
Stock options, Outstanding as of Ending balance	1,594,800	861,309
Weighted Average Exercise Price, Outstanding as of Ending balance	$ 0.61	$ 0.49
Intrinsic Value, Outstanding as of Ending balance	$ 5,405,876
Stock options, Exercisable as of balance	296,057	170,125
Weighted Average Exercise Price, Exercisable as of balance	$ 0.51	$ 0.49
Intrinsic Value, Exercisable as of balance	$ 1,292,215